Note 9 - Costamare Ventures Inc. (Details Textual)	12 Months Ended
	Dec. 31, 2021	Nov. 12, 2018
Participation of Company's Wholly Owned Subsidiary	49.00%
Number of Jointly Owned Companies	6	5